Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers from Non controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income Attributable To Dryships Inc And Transfers From Non Controlling Interest [Abstract]
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	$ (70,128)	$ 188,327	$ (19,209)
Increase in Dryships Inc. equity for acquisition of non controlling interest			352,814
Decrease in Dryships Inc. equity for issuance of subsidiary shares	(75,231)	(153,092)	(37,511)
Net transfers to/from the non controlling interest	(75,231)	(153,092)	315,303
Net income/ (loss) attributable to Dryships Inc. and transfers to/from the noncontrolling interest	$ (145,359)	$ 35,235	$ 296,094